UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:    12/31/12

Item 1.  Reports to Stockholders.

ANNUAL REPORT

THE BIONDO FUNDS

ANNUAL REPORT
DECEMBER 31, 2012

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

2012 began strong, as the first quarter saw solid momentum from an earnings perspective.  The spring and early summer months were rough on equity markets, but the third quarter provided a strong rebound.   In the final quarter, markets were off a bit as all eyes were fixed on the elections and the political folly regarding the Fiscal Cliff.  In the end, 2012 turned out to be solid for equity investors, as those willing to stay the course were rewarded with respectable gains for the year.

The S&P 500 managed an impressive 16.00% return for the year, while the Dow Jones Industrial Average advanced 10.24%.  For the fiscal year 2012, the Biondo Focus Fund total return was 14.82% and the Biondo Growth Fund was 7.84%, both investor class shares.  The Biondo Growth Fund C Share total return for the fiscal year 2012 was 7.09%.

Biondo Focus Fund was overweight in the financial sector, which was the best performing sector for 2012 up 28.92% for the year.  The Fund was underweight the second best performing sector, Consumer Discretionary which posted a positive 24.14% return for 2012.  In addition, performance was detracted from by three individual securities MAKO Surgical Corp. representing 3.31% of portfolio, Molycorp, Inc. sold on 8-6-12, and CARBO Ceramics, Inc. sold on 8-6-12.

Biondo Growth Fund was underweight Financials which detracted from performance.  Also, Molycorp, Inc. and MAKO Surgical Corp. were both in the portfolio and sold during the year.  Both of these positions did not perform well.

Markets were held hostage during the fourth quarter – first by the Presidential election and then by gloomy headlines regarding the “Fiscal Cliff”.  President Obama has been elected to a second term, while Congress and the Senate have largely maintained their split leadership.  Negotiations regarding the Fiscal Cliff made for some humorous late-night show jokes and Saturday Night Live sketches, but little was actually done to address our nation’s largest financial issue – deficits.

In the end, the payroll tax holiday has expired, and tax rates have increased on income for singles earning more than $400,000 and couples earning more than $450,000.  Taxes on capital gains and dividend income have also changed.

With no grand bargain at the end of 2012, we expect the wrangling to continue to play out in Washington.  It appears that the big showdown will now come in May, when decisions must be made regarding the country’s debt ceiling.  As you may recall, in August of 2011, an agreement was reached in Washington to increase the debt ceiling to $16.4 Trillion and this threshold was extended with extraordinary measures when it was reached in December 2012.  Our view on this is simple – there are two ways to reduce debt – make more money and spend less money.  Some of both should be employed and as the economy grows, the outlook on deficits could improve.

The unemployment rate has remained stubbornly high.  Although job creation remains a concern, it is our view that we will witness progress at this point in the cycle as companies now have a better idea of the political environment.  In addition, we anticipate a continued recovery in housing – an area of strength in 2012.

We also expect that fund flows will dramatically shift in 2013 away from fixed income and into equities. As we have stated many times in the past, money eventually goes where it will be treated best.  Given the unprecedented low yields on fixed income, the opportunity for economic growth and the relatively inexpensive valuations offered by equities, the risk-reward equation favors equities over fixed-income.

Turning our attention to the companies we own and our current positioning, we believe that we are in excellent shape.  As interest rates rise, it is our view that Financials should outpace other sectors in the market.  We have accordingly made targeted investments in financial services companies that are well-managed and should grow earnings while valuations are historically attractive.

Domestic Equities, as measured by the S & P 500, go into 2013 on the back of strong performance.  More specifically, mid and large sized growth equities appear to be in good position.  We also believe International Equities are gathering steam.

We are clearly optimistic regarding the equity markets in 2013. Although we are sure to hit some speed-bumps along the way, we believe in the way we are positioned as we begin the year.  We will make adjustments to individual holdings as the markets dictate.

Very Truly Yours,

Joseph P. Biondo

Joseph R. Biondo

Joseph P. Biondo

Joseph R. Biondo

Chief Investment Officer

Chief Executive Officer

Sources:  Yahoo Finance, The Hill, Gemini Fund Services, LLC, Bloomberg, NPR, McGraw-Hill

0301-NLD-1/29/2013

The Biondo Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2012

The Fund’s performance figures* for the period ended December 31, 2012, compared to its benchmarks:

	One Year	Three Year	Five Year	Inception** - December 31, 2012	Inception*** - December 31, 2012
The Biondo Growth Fund – Investor Shares	7.84%	1.18%	-5.17%	-1.31%	N/A
The Biondo Growth Fund – Class C Shares	7.09%	N/A	N/A	N/A	-2.09%
Russell 1000 Growth Total Return Index	15.26%	11.35%	3.12%	5.04%	10.02%
S&P 500 Total Return Index	16.00%	10.87%	1.66%	3.51%	9.02%

Comparison of the Change in Value of a $10,000 Investment****

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Investor Shares inception date is May 3, 2006.

*** Class C Shares inception date is April 9, 2010.

**** The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	14.7%	Semiconductors	5.5%
Healthcare-Products	10.9%	Computers	5.4%
Chemicals	8.1%	Aerospace/Defense	5.1%
Machinery-Diversified	7.3%	Biotechnology	5.0%
Commercial Services	6.3%	Other, Cash & Cash Equivalents	25.5%
Internet	6.2%		100.0%

                Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

The Biondo Focus Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2012

The Fund’s performance figures* for the period ended December 31, 2012, compared to its benchmarks:

	One Year	Inception** - December 31, 2012
The Biondo Focus Fund	14.82%	-4.05%
Dow Jones Industrial Average Total Return Index	10.24%	10.32%
S&P 500 Total Return Index	16.00%	9.78%

Comparison of the Change in Value of a $10,000 Investment ***

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is March 17, 2010.

***The Fund’s fiscal year end changed from January 31 to December 31, effective February 1, 2012.

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	37.3%	Auto Manufacturers	10.1%
Healthcare-Products	19.6%	Internet	6.6%
Biotechnology	12.7%	Machinery-Diversified	6.1%
Commercial Services	11.3%	Food	5.2%
Computers	10.4%	Liabilities in excess of cash and other assets	-19.3%
			100.0%

                Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2012
Shares		Value
	COMMON STOCK & WARRANTS - 98.0%
	AEROSPACE/DEFENSE - 5.1%
17,500	B/E Aerospace, Inc. *	$ 864,500
15,000	Boeing Co.	1,130,400
		1,994,900
	APPAREL - 1.9%
15,000	Under Armour, Inc. - Class A *	727,950

	AUTO MANUFACTURERS - 5.0%
150,000	Ford Motor Co.	1,942,500

	BANKS - 14.7%
110,000	Bank of America Corp.	1,276,000
350,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	4,151,000
35,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	350,000
		5,777,000
	BIOTECHNOLOGY - 5.0%
25,000	Celgene Corp. *	1,968,000

	CHEMICALS - 8.1%
17,500	FMC Corp.	1,024,100
22,500	Monsanto Co.	2,129,625
		3,153,725
	COMMERCIAL SERVICES - 6.3%
5,000	Mastercard, Inc. - Class A	2,456,400

	COMPUTERS - 5.4%
4,000	Apple, Inc.	2,132,120

	COSMETICS/PERSONAL CARE - 0.1%
1,000	Elizabeth Arden, Inc. *	45,010

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
2,500	Belden, Inc.	112,475

	ENTERTAINMENT - 0.3%
2,500	Madison Square Garden Co. *	110,875

	ENVIRONMENTAL CONTROL - 1.2%
5,000	Stericycle, Inc. *	466,350

	FOOD - 3.5%
10,500	JM Smucker Co.	905,520
5,000	Whole Foods Market, Inc.	456,650
		1,362,170
	HEALTHCARE - PRODUCTS - 10.9%
7,500	Edwards Lifesciences Corp. *	676,275
17,500	IDEXX Laboratories, Inc. *	1,624,000
4,000	Intuitive Surgical, Inc. *	1,961,480
		4,261,755
See accompanying notes to financial statements.
	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares		Value
	HEALTHCARE - SERVICES - 0.3%
1,000	DaVita HealthCare Partners, Inc. *	$ 110,530

	HOME BUILDERS - 2.5%
25,000	Lennar Corp.	966,750

	INTERNET - 6.2%
5,000	Equinix, Inc. *	1,031,000
2,000	Google, Inc. - Class A *	1,418,740
		2,449,740
	MACHINERY - DIVERSIFIED - 7.3%
20,000	Chart Industries, Inc. *	1,333,400
14,000	Cummins, Inc.	1,516,900
		2,850,300
	MEDIA - 2.6%
1,000	Discovery Communications, Inc. *	63,480
10,000	Time Warner Cable, Inc.	971,900
		1,035,380
	OIL & GAS - 0.2%
1,500	Atwood Oceanics, Inc. *	68,685

	OIL & GAS SERVICES - 1.3%
7,500	Schlumberger Ltd.	519,675

	RETAIL - 4.1%
2,500	Hibbett Sports, Inc. *	131,750
22,500	Yum! Brands, Inc.	1,494,000
		1,625,750
	SEMICONDUCTORS - 5.5%
35,000	QUALCOMM, Inc.	2,170,700

	TRANSPORTATION - 0.2%
1,000	Genesee & Wyoming, Inc. *	76,080

	TOTAL COMMON STOCK & WARRANTS (Cost - $29,485,732)	38,384,820

See accompanying notes to financial statements.
	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares		Value
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
1,243,270	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,243,270)	$ 1,243,270

	TOTAL INVESTMENTS - 101.2% (Cost - $30,729,002) (a)	$ 39,628,090
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2) %	(461,906)
	NET ASSETS - 100.0%	$ 39,166,184

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $31,044,900 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 9,306,753
	Unrealized Depreciation:	(723,563)
	Net Unrealized Appreciation:	$ 8,583,190
* Non-income producing security.
** Money market fund: interest rate reflects seven-day effective yield on December 31, 2012.

See accompanying notes to financial statements.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	December 31, 2012
Shares		Value
	COMMON STOCK & WARRANTS - 119.3%
	AUTO MANUFACTURERS - 10.1%
110,000	Ford Motor Co.	$ 1,424,500

	BANKS - 37.3%
105,000	Bank of America Corp.	1,218,000
150,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	817,500
230,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	2,727,800
50,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	500,000
		5,263,300
	BIOTECHNOLOGY - 12.7%
11,500	Celgene Corp. *	905,280
16,000	Illumina, Inc. * ^	889,440
		1,794,720
	COMMERCIAL SERVICES - 11.3%
3,250	Mastercard, Inc. - Class A ^	1,596,660

	COMPUTERS - 10.4%
10,000	3D Systems Corp. * ^	533,500
1,750	Apple, Inc. ^	932,802
		1,466,302
	FOOD - 5.2%
8,000	Whole Foods Market, Inc. ^	730,640

	HEALTHCARE - PRODUCTS - 19.6%
10,000	Edwards Lifesciences Corp. *	901,700
2,500	Intuitive Surgical, Inc. * ^	1,225,925
50,000	MAKO Surgical Corp. * ^	643,500
		2,771,125
	INTERNET - 6.6%
4,500	Equinix, Inc. * ^	927,900

	MACHINERY - DIVERSIFIED - 6.1%
13,000	Chart Industries, Inc. * ^	866,710

	TOTAL COMMON STOCK & WARRANTS (Cost - $14,865,579)	16,841,857

See accompanying notes to financial statements.
	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares		Value
	SHORT-TERM INVESTMENTS - 10.5%
	MONEY MARKET FUNDS - 10.5%
777,751	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **	$ 777,751
703,000	Dreyfus Treasury & Agency Cash Management - Institutional Class, 0.01% ** ^	703,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,480,751)	1,480,751

	TOTAL INVESTMENTS - 129.8% (Cost - $16,346,330) (a)	$ 18,322,608
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (29.8) %	(4,208,009)
	NET ASSETS - 100.0%	$ 14,114,599

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $16,811,850 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,179,233
	Unrealized Depreciation:	(668,475)
	Net Unrealized Appreciation:	$ 1,510,758
* Non-income producing security.
^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at December 31, 2012 is $10,438,890.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012

	The Biondo Growth Fund	The Biondo Focus Fund
ASSETS
Investment securities:
At cost	$ 30,729,002	$ 16,346,330
At value	$ 39,628,090	$ 18,322,608
Receivable for Fund shares sold	118	-
Receivable for investments sold	-	967,489
Dividends and interest receivable	4,425	-
Prepaid expenses & other assets	13,808	13,213
TOTAL ASSETS	39,646,441	19,303,310

LIABILITIES
Line of Credit payable	-	4,999,999
Due to Custodian	258,970	36,951
Payable for Fund shares redeemed	149,613	115,254
Investment advisory fees payable	30,316	18,681
Accrued interest	-	1,528
Fees payable to other affiliates	11,374	6,371
Distribution (12b-1) fees payable	8,562	3,113
Accrued expenses and other liabilities	21,422	6,814
TOTAL LIABILITIES	480,257	5,188,711
NET ASSETS	$ 39,166,184	$ 14,114,599

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 46,049,383	$ 16,023,383
Accumulated net investment loss	(5,499)	-
Accumulated net realized loss from
security transactions and options transactions	(15,776,788)	(3,885,062)
Net unrealized appreciation of investments	8,899,088	1,976,278
NET ASSETS	$ 39,166,184	$ 14,114,599

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2012

	The Biondo Growth Fund	The Biondo Focus Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 38,917,293	$ 14,114,599
Shares of beneficial interest outstanding	4,353,759	1,585,013
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.94	$ 8.91

Class C Shares:
Net Assets	$ 248,891
Shares of beneficial interest outstanding	28,419
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.76

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS

	The Biondo Growth Fund
	For the	For the
	Period Ended	Year Ended
	December 31, 2012 (a)	January 31, 2012

INVESTMENT INCOME
Dividends (net of $1,890 and $4,249 foreign taxes withheld)	$ 236,020	$ 180,247
Interest	17,886	21,586
TOTAL INVESTMENT INCOME	253,906	201,833

EXPENSES
Investment advisory fees	420,714	560,682
Distribution (12b-1) fees - Investor Class	104,488	139,355
Distribution (12b-1) fees - Class C	2,763	3,265
Administration fees	45,520	58,460
Fund accounting fees	28,556	36,610
Transfer agent fees	22,150	41,217
Registration fees	15,092	36,674
Audit fees	12,404	26,568
Compliance officer fees	13,997	21,141
Shareholder reporting expense	8,544	13,900
Custody fees	5,764	14,846
Legal fees	7,252	13,362
Trustees' fees	5,028	5,557
Insurance expense	1,240	1,210
Other expenses	3,476	4,198
TOTAL EXPENSES	696,988	977,045

Less: Fees waived by the Advisor	(64,151)	(134,548)

NET EXPENSES	632,837	842,497
NET INVESTMENT LOSS	(378,931)	(640,664)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	5,763,239	(2,196,153)
Purchased options	(25,375)	(159,961)
Options written	(126,556)	607,183
Net realized gain (loss)	5,611,308	(1,748,931)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,824,716)	(2,796,035)
Options written	(52,023)	38,193
Net change in unrealized appreciation (depreciation)	(4,876,739)	(2,757,842)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	734,569	(4,506,773)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 355,638	$ (5,147,437)

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS

	The Biondo Focus Fund
	For the	For the
	Period Ended	Year Ended
	December 31, 2012 (a)	January 31, 2012

INVESTMENT INCOME
Dividends (net of $840 and $1,587 foreign taxes withheld)	$ 64,387	$ 28,496
TOTAL INVESTMENT INCOME	64,387	28,496

EXPENSES
Investment advisory fees	242,038	320,161
Interest Expense	129,582	59,461
Distribution (12b-1) fees - Investor Class	40,340	53,360
Administration fees	37,834	41,026
Fund accounting fees	22,026	23,932
Transfer agent fees	17,528	17,630
Registration fees	15,382	12,381
Audit fees	8,984	6,034
Compliance officer fees	4,825	855
Shareholder reporting expense	1,430	1,879
Custody fees	9,604	11,761
Legal fees	5,022	5,000
Trustees' fees	3,906	3,189
Other expenses	1,769	930
TOTAL EXPENSES	540,270	557,599

NET INVESTMENT LOSS	(475,883)	(529,103)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	(2,192,457)	(1,620,635)
Purchased options	(13,197)	-
Options written	(29,383)	37,109
Net realized loss	(2,235,037)	(1,583,526)
Net change in unrealized appreciation (depreciation) on:
Investments	1,647,050	(927,661)
Options written	(19,570)	(109,850)
Net change in unrealized appreciation (depreciation)	1,627,480	(1,037,511)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(607,557)	(2,621,037)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,083,440)	$ (3,150,140)

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	The Biondo Growth Fund
	For the	For the	For the
	Period Ended	Year Ended	Year Ended
	December 31, 2012 (a)	January 31, 2012	January 31, 2011 (b)
FROM OPERATIONS
Net investment loss	$ (378,931)	$ (640,664)	$ (589,534)
Net realized gain (loss) from investments, purchased options
and options written	5,611,308	(1,748,931)	(748,945)
Net change in unrealized appreciation (depreciation)
of investments and options written	(4,876,739)	(2,757,842)	9,265,456
Net increase (decrease) in net assets resulting from operations	355,638	(5,147,437)	7,926,977

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	859,464	3,326,417	4,594,641
Class C	34,778	288,048	158,825
Payments for shares redeemed:
Investor Class	(13,010,645)	(9,281,361)	(9,201,655)
Class C	(127,712)	(76,374)	-
Redemption fee proceeds:
Investor Class	522	6,308	4,031
Class C	56	12	-
Net decrease in net assets from shares of beneficial interest	(12,243,537)	(5,736,950)	(4,444,158)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,887,899)	(10,884,387)	3,482,819

NET ASSETS
Beginning of Period	51,054,083	61,938,470	58,455,651
End of Period *	$ 39,166,184	$ 51,054,083	$ 61,938,470
*Includes accumulated net investment loss of:	$ (5,499)	$ (6,167)	$ (6,833)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	94,913	356,330	507,196
Shares Redeemed	(1,441,967)	(1,011,603)	(1,031,184)
Net decrease in shares of beneficial interest outstanding	(1,347,054)	(655,273)	(523,988)

SHARE ACTIVITY - CLASS C
Shares Sold	3,846	30,471	17,665
Shares Redeemed	(14,231)	(9,332)	-
Net increase (decrease) in shares of beneficial interest outstanding	(10,385)	21,139	17,665

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(b)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	The Biondo Focus Fund
	For the	For the	For the
	Period Ended	Year Ended	Period Ended
	December 31, 2012 (a)	January 31, 2012	January 31, 2011 (b)
FROM OPERATIONS
Net investment loss	$ (475,883)	$ (529,103)	$ (313,033)
Net realized gain (loss) from investments, purchased options
and options written	(2,235,037)	(1,583,526)	75,297
Net change in unrealized appreciation (depreciation)
of investments and options written	1,627,480	(1,037,511)	1,386,309
Net increase (decrease) in net assets resulting from operations	(1,083,440)	(3,150,140)	1,148,573

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,258,187	8,964,450	20,218,242
Payments for shares redeemed	(5,979,913)	(7,861,403)	(400,525)
Redemption fee proceeds	-	568	-
Net increase (decrease) in net assets from shares of beneficial interest	(3,721,726)	1,103,615	19,817,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,805,166)	(2,046,525)	20,966,290

NET ASSETS
Beginning of Period	18,919,765	20,966,290	-
End of Period *	$ 14,114,599	$ 18,919,765	$ 20,966,290
*Includes accumulated net investment loss of:	$ -	$ -	$ -

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	232,838	784,061	2,016,109
Shares Redeemed	(665,809)	(741,412)	(40,774)
Net increase (decrease) in shares of beneficial interest outstanding	(432,971)	42,649	1,975,335

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(b)	The Biondo Focus Fund commenced operations on March 17, 2010.

See accompanying notes to financial statements.

The Biondo Focus Fund
STATEMENT OF CASH FLOWS
For the Period Ended December 31, 2012 (a)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (1,083,440)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Proceeds from disposition of long-term investment securities	21,521,043
Purchases of long-term investment securites	(17,277,722)
Net decrease from call options written	(172,353)
Purchase of short-term investments, net	(1,436,953)
Decrease in interest and dividends receivable	10,561
Decrease in receivables for securities sold	1,430,034
Increase in prepaid expenses	(5,315)
Net increase in payable for call purchase options	(13,197)
Decrease in accrued expenses and other liabilities	(25,710)
Increase in due to custodian	36,951
Net change in unrealized appreciation (depreciation)	(1,627,480)
Net realized loss	2,235,037
Net cash provided by operating activities	3,591,456

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in receivables for Fund shares sold	1,091
Fund shares issued	2,258,187
Fund shares redeemed	(5,979,913)
Increase in payable for Fund shares redeemed	115,254
Net cash used in financing activities	(3,605,381)

Net decrease in cash	(13,925)

CASH:
Beginning balance	13,925
Ending balance	$ -

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$ 139,772

(a)	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.

See accompanying notes to financial statements.

The Biondo Focus Fund
STATEMENTS OF CASH FLOWS
For the Year Ended January 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (3,150,140)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	16,508,109
Purchases of long-term investment securites	(22,714,033)
Net decrease from call options written	(26,441)
Sale of short-term investments, net	3,565,043
Decrease in interest and dividends receivable	(8,203)
Increase in receivables for securities sold	(2,397,523)
Increase in prepaid expenses	(3,843)
Decrease in payable for securites purchased	(490,896)
Decrease in payable for call options written	(1,550)
Increase in line of credit	4,999,999
Decrease in accrued expenses and other liabilities	(20,583)
Unrealized depreciation on securities	1,037,511
Realized loss from investments	1,583,526
Net cash provided from operating activities	(1,119,024)

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in receivables for Fund shares sold	15,451
Fund shares issued	8,964,450
Fund shares redeemed	(7,861,403)
Redemption fee proceeds	568
Net cash used in financing activities	1,119,066

Net Increase in cash	42

CASH:
Beginning balance	13,883
Ending balance	$ 13,925

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Period Ended		Year Ended
	December 31,		January 31,
	2012 *		2012		2011		2010	2009	2008

Net asset value, beginning of period	$ 8.90		$ 9.72		$ 8.50		$ 6.13	$ 10.62	$ 10.61
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.11)		(0.09)		(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.11		(0.71)		1.31		2.42	(4.44)	0.27
Total income (loss) from investment operations	0.04		(0.82)		1.22		2.37	(4.49)	0.25

Paid-in-Capital from redemption fees (2,3)	0.00		0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net realized gains	-		-		-		-	-	(0.24)
Total distributions	-		-		-		-	-	(0.24)
Net asset value, end of period	$ 8.94		$ 8.90		$ 9.72		$ 8.50	$ 6.13	$ 10.62
Total return (4)	0.45%	(7)	(8.44)%		14.35%		38.66%	(42.28)%	2.14%
Net assets, end of period (in 000s)	$ 38,917		$ 50,714		$ 61,768		$ 58,456	$ 38,076	$ 62,547

Ratio of gross expenses to average net assets (5)	1.65%	(6)	1.74%		1.65%		1.63%	1.61%	1.62%
Ratio of net expenses to average net assets	1.50%	(6)	1.50%		1.50%		1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.90)%	(6)	(1.14)%		(1.01)%		(0.78)%	(0.54)%	(0.26)%
Portfolio turnover rate	46%	(7)	25%		59%		44%	45%	49%

Class C
	Period Ended		Year Ended		Period Ended
	December 31,		January 31,		January 31,
	2012 *		2012		2011 (1)

Net asset value, beginning of period	$ 8.77		$ 9.66		$ 9.28
Activity from investment operations:
Net investment loss (2)	(0.13)		(0.17)		(0.13)
Net realized and unrealized gain (loss) on investments	0.12		(0.72)		0.51
Total income (loss) from investment operations	(0.01)		(0.89)		0.38

Paid-in-Capital from redemption fees (2)	0.00	(3)	0.00	(3)	-

Net asset value, end of period	$ 8.76		$ 8.77		$ 9.66
Total return (4)	(0.11)%	(7)	(9.21)%		4.10%	(7)
Net assets, end of period (in 000s)	$ 249		$ 340		$ 171

Ratio of gross expenses to average net assets (5)	2.40%	(6)	2.49%		2.48%	(6)
Ratio of net expenses to average net assets	2.25%	(6)	2.25%		2.25%	(6)
Ratio of net investment loss to average net assets	(1.65)%	(6)	(1.89)%		(1.82)%	(6)
Portfolio turnover rate	46%	(7)	25%		59%	(7)
*	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(1)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
The returns shown exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total return would have been lower.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

Investor Class
	Period Ended		Year Ended		Period Ended
	December 31,		January 31,		January 31,
	2012 *		2012		2011 (1)

Net asset value, beginning of period	$ 9.38		$ 10.61		$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.24)		(0.25)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.23)		(0.98)		0.85
Total income (loss) from investment operations	(0.47)		(1.23)		0.61

Paid-in-Capital from redemption fees (2)	-		0.00	(3)	-

Net asset value, end of period	$ 8.91		$ 9.38		$ 10.61
Total return (4)	(5.01)%	(6)	(11.59)%		6.10%	(6)
Net assets, end of period (in 000s)	$ 14,115		$ 18,920		$ 20,966

Ratio of expenses to average net assets
including interest expense	3.35%	(5)	2.62%		3.05%	(5)
Ratio of expenses to average net assets
excluding interest expense	2.55%	(5)	2.34%		3.05%	(5)
Ratio of net investment loss to average net assets	(2.95)%	(5)	(2.48)%		(2.88)%	(5)
Portfolio turnover rate	83%	(6)	75%		55%	(6)
*	The Fund's fiscal year end changed from January 31 to December 31, effective February 1, 2012.
(1) The Biondo Focus Fund commenced operations on March 17, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are each an open-end management investment company.  The Biondo Growth Fund currently offers two classes of shares: Investor Class and Class C shares.  The Investor Class shares commenced operations on May 3, 2006 and the Class C shares commenced operations on April 9, 2010.  Both are offered at net asset value.  The Biondo Focus Fund currently offers Investor Class shares, which commenced operations on March 17, 2010.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.  The Biondo Funds changed their fiscal year end from January 31 to December 31, effective February 1, 2012.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.  The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of  U.S. companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.  Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of each Fund's holdings; (iv) the

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Funds’ assets measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 38,384,820	$ -	$ -	$ 38,384,820
Short-Term Investments	1,243,270	-	-	1,243,270
Total	$ 39,628,090	$ -	$ -	$ 39,628,090

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 16,841,857	$ -	$ -	$ 16,841,857
Short-Term Investments	1,480,751	-	-	1,480,751
Total	$ 18,322,608	$ -	$ -	$ 18,322,608

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Call options are purchased to hedge against an increase in the value of securities held in the Funds’ portfolios.  If such an increase occurs, the call options will permit the Funds to purchase the securities underlying such options at the exercise price, not at the current market price.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the period ended December 31, 2012, The Biondo Growth Fund and The Biondo Focus Fund had net realized losses from purchased options of $25,375 and $13,197, and from written options of $126,556 and $29,383, respectively, on options subject to equity price risk.  These realized losses are included in the line items marked “Net realized gain (loss) on transactions from purchased options” and “Net realized gains (loss) on transactions from options written” on the Statements of Operations and “Accumulated net realized loss from security transactions and options transactions” on the Statements of Assets and Liabilities in this shareholder report.  For the period ended December 31, 2012, The Biondo Growth Fund and The Biondo Focus Fund had net unrealized depreciation of $52,023 and $19,570, respectively, on options subject to equity price risk and these unrealized depreciation amounts are included in the line items marked “Net change in unrealized appreciation (depreciation) on options written” on the Statements of Operations in this shareholder report.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The number of option contracts written and the premiums received by the Funds during the period ended December 31, 2012, were as follows:

	The Biondo Growth Fund		The Biondo Focus Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$ 112,398	105	$ 142,970
Options written	1,335	806,178	235	278,924
Options exercised	(150)	(179,921)	-	-
Options expired	(215)	(138,452)	(20)	(44,914)
Options closed	(1,045)	(600,203)	(320)	(376,980)
Options outstanding, end of period	-	$ -	-	$ -

Sector Risk - The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
The Biondo Growth Fund	$ 20,008,901	$ 29,933,097
The Biondo Focus Fund	17,277,722	21,521,043

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Biondo Investment Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
The Biondo Growth Fund	1.00%
The Biondo Focus Fund	1.50%

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) does not exceed the following per class:

Fund	Investor Class	Class C
The Biondo Growth Fund	1.50%	2.25%

These amounts will herein be referred to as the “expense limitations.”  For the period ended December 31, 2012, the Advisor waived fees in the amount of $64,151 for The Biondo Growth Fund.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and The Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation.  If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years or periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

As of December 31, 2012, the Advisor has $346,149 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2013	January 31, 2014	January 31, 2015	December 31, 2015
The Biondo Growth Fund	$ 62,389	$ 85,061	$ 134,548	$ 64,151

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for The Biondo Growth and The Biondo Focus Funds and 1.00% of the average daily net assets attributable to the Class C shares for The Biondo Growth Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  During the period ended December 31, 2012, the 12b-1 fees accrued amounted to $107,251 and $40,340 for The Biondo Growth Fund and The Biondo Focus Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.  The Distributor is an affiliate of GFS.  For the period ended December 31, 2012, the Distributor received no underwriting commissions.

Effective April 1, 2012, with the approval of the Board, the Funds pay their pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Funds paid their pro rata share of a total fee of $17,500 per quarter for the Trust to each Trustee who is not affiliated with the Trust or Advisor. The Funds pay the chairperson of the Audit Committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.  GFS has agreed to waive the additional class fees for fund accounting and transfer agency on Biondo Growth.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Funds.

5. BANK LINE OF CREDIT

The Biondo Focus Fund has a secured $5,000,000 bank line of credit through Lakeland Bank (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.  The Biondo Focus Fund has until June 1, 2013 to pay back the line of credit.  Borrowings under this arrangement bear interest, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing.  During the period ended December 31, 2012, the Fund incurred $129,582 of interest expense related to the borrowings.  Average borrowings and the average interest rate during the period ended December 31, 2012 were $5,000,000 and 2.75%, respectively.  The largest outstanding borrowing during the period ended December 31, 2012 was $5,000,000.  As of December 31, 2012, the Fund had $4,999,999 of outstanding borrowings.

As collateral security for the bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description held by the Fund.  As of December 31, 2012, the Fund had $10,438,890 in securities pledged as collateral for the line of credit.

6. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended December 31, 2012, The Biondo Growth Fund assessed $578 in redemption fees.  The Biondo Focus Fund did not assess any redemption fees for the period ended December 31, 2012.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

7. TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss		Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Post October	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	Differences	(Depreciation)	Earnings/(Deficits)
Growth Fund	$ -	$ -	$ (15,460,890)	$ -	$ (5,499)	$ 8,583,190	$ (6,883,199)
Focus Fund	-	-	(3,247,550)	(171,992)	-	1,510,758	(1,908,784)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized loss from security and options transactions is primarily attributable to the tax deferral of losses on wash sales and straddles. The difference between book basis and tax basis accumulated net investment loss for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $5,499.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Growth Fund	$ -
Focus Fund	171,992

At December 31, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Growth Fund	$ 1,156,135	$ -	$ 1,156,135	2017
	12,560,779	-	12,560,779	2018
	1,743,976	-	1,743,976	2019
	$ 15,460,890	$ -	$ 15,460,890
Focus Fund	1,388,321	1,859,229	3,247,550	Non-expiring

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses resulted in reclassification for the Funds for the period ended December 31, 2012 as follows:

	Paid in	Accumulated Net
	Capital	Investment Losses
Growth Fund	$ (379,599)	$ 379,599
Focus Fund	(475,883)	475,883

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

8. CONCENTRATION

As of December 31, 2012, the Biondo Focus Fund had 37.3% of the value of net assets invested in stocks and warrants within the Bank sector.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

10.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

During a meeting of the Board for the Biondo Growth Fund held on February 6th and 7th, 2013, the Board determined that it was in the best interests of the Fund and its shareholders to close Class C.  Shareholders received either a distribution of their prorata share of the Class C net assets or were moved into the Investor Class.  Class C was closed on February 28, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Biondo Growth Fund and The Biondo Focus Fund

and the Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of The Biondo Growth Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of December 31, 2012,  and the related statements of operations for the eleven-month period ended December 31, 2012 and the year ended January 31, 2012, the statements of changes in net assets for the eleven-month period ended December 31, 2012 and each of the years in the two-year period ended January 31, 2012, and the financial highlights for the eleven-month period ended December 31, 2012 and each of the years in the five-year period then ended January 31, 2012.  We have also audited the accompanying statement of assets and liabilities of The Biondo Focus Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of December 31, 2012, and the related statements of operations and cash flows for the eleven-month period ended December 31, 2012 and the year ended January 31, 2012, and the statements of changes in net assets and the financial highlights for the eleven-month period ended December 31, 2012, the year ended January 31, 2012 and for the period March 17, 2010 (commencement of operations) through January 31, 2011.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Biondo Growth Fund and The Biondo Focus Fund as of December 31, 2012, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

March 1, 2013

The Biondo Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12– 12/31/12	Expense Ratio During Period 7/1/12 – 12/31/12
The Biondo Growth Fund:
Investor Class	$1,000.00	$ 1,017.10	$ 7.61	1.50%
Class C	1,000.00	1,013.90	11.39	2.25%
The Biondo Focus Fund	1,000.00	1,012.50	18.62	3.68%

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period** 7/1/12– 12/31/12	Expense Ratio During Period 7/1/12– 12/31/12
The Biondo Growth Fund:
Investor Class	$1,000.00	$1,017.60	$ 7.61	1.50%
Class C	1,000.00	1,013.83	11.39	2.25%
The Biondo Focus Fund	1,000.00	1,006.64	18.56	3.68%

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**”Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds.  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

The Biondo Funds

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Renewal of Advisory Agreement – Biondo Focus Fund and Biondo Growth Fund *

In connection with a meeting held on September 26, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Biondo Investment Advisors, LLC (“BIA” or the “Adviser”) and the Trust, on behalf of the Biondo Focus Fund (“Focus Fund”) and Biondo Growth Fund (“Growth Fund”) (each a “Fund”, collectively referred to as the  “ Biondo Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

The Board Members were assisted by independent legal counsel throughout the Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees noted that the Adviser is utilizing leverage, options and warrants in pursuing the strategies for the Biondo Funds, which are generally not traditional strategies used by mutual funds, and thereby benefits shareholders by attempting to bring additional value to the process.  The Trustees considered the Adviser’s representations that it is employing new disciplines with respect to the Funds to monitor compliance with each Fund’s investment limitations.  The Board acknowledged that there have not been any compliance issues, material or otherwise, in the last year.  Management commented that the Adviser works collaboratively, and that Trust compliance staff has noted that they enjoy a good working relationship with the Adviser, and the Adviser is compliance minded and works to proactively to address potential risks.  The Trustees noted these positive service attributes.

Performance.  The Adviser informed the Board that performance over the last three years, with respect to the Growth Fund, is not indicative of expected future outcomes given the specific stocks they have selected, and that they believe their strategy will ultimately bear fruit.  The Board noted that the Funds have seen improved performance in recent months and noted that, for the year to date period ended September 26, 2012, the Focus Fund was up 12.76% and the Growth Fund was up 8.81% over the same period.  The Board considered that, with respect to performance, the Adviser noted that it was “looking at things through a very long term lens.”  They acknowledged that performance has trailed, but based upon extensive discussion with and representations by the Adviser and improved performance year to date, the Board concluded that the Adviser has the potential to deliver reasonable performance.

Fees and Expenses.  The Board noted that the Adviser confirmed to the Board that, while the fees are higher than the peer group and the Morningstar category, the vast majority of the shareholders are clients of the Adviser, and that if these shareholders had separate accounts, they would generally be charged a higher fee based on the fact that separate accounts are usually smaller in size.  The Trustees noted that the Adviser believes, based on discussions with shareholders, that the fee is not a deciding factor for their initial and continued investment in the Funds.  They further noted, however, that if this should change and shareholders expressed concern, the Adviser acknowledged that it would consider revisions to the fee structure.  The Trustees concluded that, based on the peer group comparison, fees charged by the Adviser for separate accounts, and other factors, the fees were not unreasonably high for either Fund.

Economies of Scale.  The Trustees noted that the Adviser indicated that it is amenable to the discussion of breakpoints in the future, but noted that each Fund’s current asset levels are not high enough to justify breakpoints at this time.  After discussion, it was the consensus of the Board that based on the current and anticipated size of each Fund, asset levels do not warrant breakpoints at this time, but economies of scale would be revisited if the size of either Fund materially increases.

Profitability.  The Board noted that, with respect to each Fund, the profit margin as a percent of revenue is fairly high, but the profit in real dollars was modest.  The Trustees agreed that the percentage of profit is not the only relevant consideration and noted that the overall dollars received as compensation is not excessive given the costs and risks associated with managing a mutual fund.  They further noted that there are no payments made by the Funds to the Adviser other than advisory fees.  The Board concluded that the profits for each Fund were not significant or excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement was in the best interests of the Trust and each Fund's shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

The Biondo Funds

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	103

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	103	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

The Biondo Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

The Biondo Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

12/31/12 – NLFT V2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Dec 2012 - $28,000

Jan 2012 - $ 28,000

2011 - $ 28,000

(b)

Audit-Related Fees

Dec 2012 - None

Jan 2012 - None

2011 - None

(c)

Tax Fees

2012 – $ 4,000

2011 – $ 4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Dec 2012 - None

Jan 2012 - None

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Dec 2012

Jan2012

2011

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Dec 2012 - $4,000

Jan 2012 - $ 4,000

`

2011 - $ 4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/4/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/4/13